Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Beginning Balance			¥ 945	¥ 0
Transaction with noncontrolling interests			979	949
Comprehensive income
Net income			65	23
Other comprehensive income (losses)
Net unrealized gains (losses) on investment in debt securities			8	0
Net change of foreign currency translation adjustments			66	2
Total other comprehensive income			74	2
Comprehensive income	¥ (61)	¥ (75)	139	25
Dividends			(218)	0
Ending Balance	¥ 1,845	¥ 974	¥ 1,845	¥ 974